LONG-TERM DEBT - Revolving Credit Facility (Details) - Dec. 31, 2014 - Revolving credit facility	USD ($)
Line of Credit Facility [Line Items]
Borrowing capacity	$ 700,000,000.0
Commitment fee on unused portion of the facility (as a percent)	0.50%
Interest rate at period end	2.67%
Unused portion under the facility	$ 492,000,000
Maximum cumulative lease payment obligations allowable under terms of covenants	$ 30,000,000
Period that cumulative lease payment obligations may not exceed specified amount under terms of covenants	12 months
Trailing period used in calculating the ratio of EBITDA to net interest expense	12 months
Trailing period used in calculating the ratio of total indebtedness to consolidated EBITDA	12 months
Period following certain acquisitions, for which higher ratio of total indebtedness to consolidated EBITDA is to be maintained	270 days
Debt defaults	$ 0
LIBOR
Line of Credit Facility [Line Items]
Applicable margin (as a percent)	2.50%
Accordion provision
Line of Credit Facility [Line Items]
Borrowing capacity	$ 200,000,000.0
Minimum
Line of Credit Facility [Line Items]
Commitment fee on unused portion of the facility (as a percent)	0.30%
Ratio of consolidated EBITDA to net interest expense	2.5
Minimum | ABR
Line of Credit Facility [Line Items]
Applicable margin (as a percent)	0.75%
Minimum | LIBOR
Line of Credit Facility [Line Items]
Applicable margin (as a percent)	1.75%
Maximum
Line of Credit Facility [Line Items]
Commitment fee on unused portion of the facility (as a percent)	0.50%
Ratio of total indebtedness to consolidated EBITDA	5.0
Ratio of total indebtedness to consolidated EBITDA, for a specified period following certain acquisitions	5.5
Maximum | ABR
Line of Credit Facility [Line Items]
Applicable margin (as a percent)	1.75%
Maximum | LIBOR
Line of Credit Facility [Line Items]
Applicable margin (as a percent)	2.75%